Annual Total Returns[BarChart] - Invesco SP MidCap Quality ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.32%)	13.65%	33.37%	12.64%	(6.55%)	16.18%	16.22%	(9.73%)	27.90%	26.55%